                                    [LOGO]

                                    COLONIAL
                                  HIGH INCOME
                                   MUNICIPAL
                                     TRUST

                               SEMIANNUAL REPORT
                                 JUNE 30, 1997

                COLONIAL HIGH INCOME MUNICIPAL TRUST HIGHLIGHTS
                        JANUARY 1, 1997 - JUNE 30, 1997

INVESTMENT OBJECTIVE: Colonial High Income Municipal Trust seeks to provide high current income, generally exempt from federal income taxes, by investing primarily in medium and lower quality municipal securities.

THE FUND IS DESIGNED TO OFFER:
      -   Potential for high tax-free income
      -   Professional management
      -   Expert credit analysis

CO-PORTFOLIO MANAGER COMMENTARY: "Many of the companies included in the Fund's portfolio have operations around the world. By emphasizing these investments, the Fund is able to benefit from a growing global economy. Our investment strategy is focused on identifying undervalued industrial revenue bonds issued by corporate borrowers. Not only do these bonds have "household name" value in the marketplace, they tend to have more diversified earnings and lower debt levels. In contrast, many municipal bond funds look no farther than local or state economies for issues. We will continue to invest in this class of bonds as long as our economic outlook is positive and we have expectations for corporate earnings increases."
                                                                 -Peter Andersen

                COLONIAL HIGH INCOME MUNICIPAL TRUST PERFORMANCE

Distributions declared per share(1)               $0.273

                                           NAV             MARKET PRICE
Six-month total return, assuming
reinvestment of all distributions          3.63%               4.16%
Price per share                           $8.36               $8.31

(1) A portion of the Trust's income may be subject to the alternative minimum tax.

The Trust may at times purchase tax-exempt securities at a discount, and some or all of this discount may be included in the Trust's ordinary income which will be taxable when distributed.

TOP FIVE SECTORS                                 QUALITY BREAKDOWN
(as of 6/30/97)                                  (as of 6/30/97)
                                                       [Pie Chart]

Nursing .................     17.3%              AAA:                 7.8%
Housing .................     15.7%              Non-rated:          51.9%
Hospital ................      7.0%              AA:                  5.8%
Refunded ................      6.8%              A:                  10.7%
Manufacturing ...........      5.5%              BBB:                22.6%
                                                 BB:                  1.2%


Sector and quality breakdowns are calculated as a percent of total net assets. Because the Trust is actively managed, there can be no guarantee the Trust will continue to maintain these quality weightings or invest in these sectors in the future. Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon Colonial's defined criteria as used in the investment process.

                              PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

[Photo of Harold W. Cogger]

During the six months covered in this report - January 1, 1997 through June 30, 1997 - the bond market experienced volatility. Your Fund was managed against a backdrop of fluctuating interest rates. The economy was strong, corporate profits continued to grow, unemployment was at a 25-year low, and inflation remained low. For investors in the stock market, the environment couldn't have been much better.

But people who invest in bonds saw it differently. They saw stronger-than-expected economic growth in the first part of 1997, creating fears of renewed inflation. They also saw the Federal Reserve Board raising short-term interest rates in an attempt to slow down the economy.

The environment then improved for bond investors in May when Congress and the President agreed to a balanced budget plan which helped calm the bond markets. Interest rates eased downward, the economy was slowing, inflation was still low and the Federal Reserve Board decided against raising short-term rates at their May meeting.

One of the primary attractions of municipal bond investing is tax-free income and your tax-exempt income within this Trust remains strong, particularly when compared to inflation.

As always, we thank you for the opportunity to help you meet your investment goals.

Respectfully,

/s/ Harold W. Cogger
Harold W. Cogger
President
August 15, 1997



Because market conditions change frequently, there can be no assurance that the trends described here will continue, come to pass or affect Trust performance.

                              INVESTMENT PORTFOLIO

                     JUNE 30, 1997 (UNAUDITED, IN THOUSANDS)


MUNICIPAL BONDS - 98.5%                                                  PAR       VALUE
-----------------------------------------------------------------------------------------
 EDUCATION - 2.0%
 Education - 1.0%
 CA Statewide Communities Development Corp.,
  J. Paul Getty Trust Center,
                                         5.000%        10/01/23        $3,000 $     2,749
                                                                                    -----

 Local General Obligations - 1.0%
 NY New York City:
  Series 1997-A,
                                         7.000%        08/01/07        1,000        1,121
  Series 1997-H,
                                         6.000%        08/01/17        1,400        1,412
                                                                                    -----
                                                                                    2,533
                                                                                    -----

 ----------------------------------------------------------------------------------------
 HEALTH CARE - 25.3%
 Hospital - 6.8%
 AL Alabama Special Care Facilities Authority,
  Montgomery Healthcare,
   Series 1989,
                                        11.000%        10/01/19        3,375        3,443
 CA State Health Facilities Financing
  Authority, Kaiser Permanente,
   Series 1989-A,
                                          (a)          10/01/12        5,500        2,351
 DE State Economic Development Authority,
  Riverside Hospital, Series 1992-A,
                                         9.500%        01/01/22          890        1,155
 GA Clayton Hospital Authority,
  The Woodlands Foundation Inc.,
   Series 1991-A,
                                         9.750%        05/01/21(b)     2,500        1,625
 IL State Health Facilities Authority,
  Edgewater Medical Center,
   Series A,
                                         9.250%        07/01/24        2,000        2,420
 MS Lowndes County,  Golden Triangle
  Regional Medical Center, Series 1990,
                                         8.500%        02/01/10          250          269
 NJ Health Care Facilities Financing
  Authority, Raritan Bay Medical Center,
                                         7.250%        07/01/27        1,000        1,053

                       Investment Portfolio/June 30, 1997
-------------------------------------------------------------------------------------------------------
PA Delaware County Authority,
 Southeastern Pennsylvania Obligated Group,
  Series 1996:
                                                       6.000%   12/15/16          $1,400      $  1,405
                                                       6.000%   12/15/26           1,000           990
VT State Educational & Health Buildings
 Financial Agency,  Springfield Hospital,
  Series A,
                                                       7.750%   01/01/13           1,115         1,214
WA Washington State Health Care
 Facility, Grays Harbor Community
 Hospital,  Series 1993,
                                                       8.025%   07/01/20(c)        1,480         1,665
                                                                                                ------
                                                                                                17,590
                                                                                                ------

Intermediate Care Facilities - 1.7%
IL Champaign, First Mortgage,
 Hoosier Care Inc., Series 1989-A,
                                                       9.750%   08/01/19           1,465         1,567
MA State Health & Educational
 Facilities Authority,
 Corporation for Independent Living,
                                                       8.100%   07/01/18             730           785
TN Shelby County, Health, Education,
 & Housing Facilities Board, Open Arms
 Development Center:
  Series 1992-A,
                                                       9.750%   08/01/19             940         1,088
  Series 1992-C,
                                                       9.750%   08/01/19             915         1,059
                                                                                                ------
                                                                                                 4,499
                                                                                                ------

Nursing Homes - 16.8%
CO Health Care Facilities Authority:
 American Housing Foundation Inc.,
  Series 1990-A,
                                                      10.250%   12/01/20           1,400         1,400
 Pioneer Health Care,
  Series 1989,
                                                      10.500%   05/01/19           2,000         2,042
FL Flagler County Industrial
 Development Authority,
 South Florida Properties, Series 1988,
                                                      10.500%   12/01/18           2,420         2,205
FL Gadsden County Industrial
 Development Authority,
 Florida Properties, Inc., Series 1988-A,
                                                      10.450%   10/01/18           1,920         1,971

                             Investment Portfolio/June 30, 1997
 --------------------------------------------------------------------------------------------------------
 MUNICIPAL BONDS - CONT.                                                             PAR          VALUE
 --------------------------------------------------------------------------------------------------------
 HEALTH CARE - CONT.
   Nursing Homes - Cont.
     FL Jacksonville Industrial Development,
      Beverly Enterprises,                               9.750% 10/01/11           $   905      $   980

     FL Leon County Industrial Development,
      Beverly Enterprises, Series 1985,                  9.800% 06/01/11               785          874

     FL Volusia County Industrial
      Development Authority, Beverly
      Enterprises, Series 1987,                          9.800% 12/01/07               840          861

     IA State Finance Authority,
      Care Initiatives Project,
      Series 1996,                                       9.250% 07/01/25             1,000        1,239

     IN Gary Industrial Economic Development,
      West Side Health Care Center,
      Series 1987-A,                                    11.500% 10/01/17             1,500        1,549

     IN Michigan City Health Facilities,
      Metropolitan Health Foundation
      Inc., Project,                                    10.000% 11/01/22             3,085        2,776

     KS Washington County Industrial
      Development Authority, Central
      States, Series 1989,                              10.250% 11/01/19             1,925        1,935

     MA Boston, St. Joseph Nursing Care
      Center, Inc. Series 1990,                         10.000% 01/01/20               965        1,053

     MA State Industrial Finance Agency,
      American Health Foundation Inc.,
      Series 1989,                                      10.125% 03/01/19             2,005        1,804

     MO Grove Industrial Development Authority,
      First Mortgage Health Care Facility,
      Heritage Manor Series 1988,                       10.250% 11/01/13             1,755        1,579

     MO Saint Louis County Industrial
      Development Authority,                            10.250% 12/01/16             1,795        1,840

     NJ Economic Development Authority,
      Geriatric & Medical Service, Inc.,
      Series B,                                         10.500% 05/01/20             2,000        2,139

                              Investment Portfolio/June 30, 1997
-------------------------------------------------------------------------------------------------
 NM Clovis Industrial Development,
  Retirement Ranches Project:
                                                      10.750%  04/01/19      $  210        $  227
                                                      10.750%  04/01/19       2,115         2,287
 PA Chester County Industrial Development,
  Pennsylvania Nursing Home, Inc.,
   Series 1989,
                                                      10.125%  05/01/19       2,583         2,506
 PA Philadelphia Authority for Industrial
  Development, RHA/Philadelphia Project,
                                                      10.250%  11/01/18       1,445         1,447
 TN Metropolitan Government, Nashville
  & Davidson Counties Health & Education
  Facilities, Central States, Series 1989,
                                                      10.250%  11/01/19       1,755         1,764
 TX Bexar County Health Facilities
  Development, Heartway Corp.,
   Series 1989-A-1,
                                                      10.250%  03/01/19(b)    1,905         1,562
 TX Whitehouse Health Facilities
  Development Corp., Oak Brook Health
  Care Center, Series 1989,
                                                      10.000%  12/01/19       1,805         1,868
 VA Beach Development Authority,
  Beverly Enterprises,  Series 1985,
                                                      10.000%  04/01/10       1,670         1,835
 WA Kitsap County Housing Authority,
  Martha & Mary Nursing Home,
                                                       7.100%  02/20/36       1,000         1,098
 WI State Health & Educational Facilities,
  Metro Health Foundation, Inc., Series 1993,
                                                      10.000%  11/01/22(c)    2,775         2,498
                                                                                           ------
                                                                                           43,339
                                                                                           ------
-------------------------------------------------------------------------------------------------
 HOUSING - 16.7%
 Assisted Living/Senior - 3.3%
 FL Clearwater Housing Authority,
  Hampton Apartments,
   Series 1994,
                                                       8.250%  05/01/24       2,500         2,628
 IL State Development Finance Authority,
  Care Institute, Inc.,
                                                       8.250%  06/01/25       1,300         1,375
 MN Roseville, Care Institute, Inc.,
  Series 1993,
                                                       7.750%  11/01/23       1,740         1,681

                              Investment Portfolio/June 30, 1997
-------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                                              PAR        VALUE
-------------------------------------------------------------------------------------------------------
HOUSING - CONT
Assisted Living/Senior - Cont
PA Montgomery County Industrial
 Development Authority, Assisted
 Living Facility, Series 1993-A,
                                                       8.250%   05/01/23            $  860      $   898
TX Bell County Health Facilities
 Development Corp., Care Institutions, Inc.,
                                                       9.000%   11/01/24             1,800        1,973
                                                                                                  -----
                                                                                                  8,555
                                                                                                  -----

Multi-Family - 10.1%
FL Hialeah Housing Authority,
 Series 1991,
                                                       9.500%   11/01/21             3,000        2,850
FL  State Housing Finance Agency,
 Windsong Apartments,  Series 1993-C,
                                                       9.250%   01/01/19             1,000        1,011
GA Augusta Housing Authority Mortgage,
 Mountain Ridge Holdings II, Series A,
                                                       8.960%   09/01/24(b)         1,880        1,222
MN Lakeville,
 Southfork Apartments Project:
  Series 1989-A,
                                                       9.875%   02/01/20             2,570        2,599
  Series 1989-B,
                                                         (d)    02/01/20             1,150        2,320
MN Washington County Housing &
 Redevelopment Authority, Cottages of
 Aspen, Series 1992,
                                                       9.250%   06/01/22             1,085        1,184
MN White Bear Lake,
 Birch Lake Townhome Project:
  Series 1989-A,
                                                      10.250%   07/15/19             2,200        2,200
  Series 1989-B,
                                                        (d)     07/15/19               748        1,404
NC Eastern Carolina Regional Housing
 Authority, Jacksonville New River
 Apartments, Series 1994,
                                                       8.250%   09/01/14             1,925        1,980
NY Nyack Housing Assistance Corp.,
 Nyack Plaza Apartments,
                                                       7.375%   06/01/21               430          430
Pass Through Certificates, Series 1993-A,
                                                       8.500%   12/01/16(c)         5,098        5,308

                       Investment Portfolio/June 30, 1997
--------------------------------------------------------------------------------

TN Franklin Industrial Board,
 Landings Apartment Project,
  Series 1996-B,
                             8.750%   04/01/27            $1,000        $ 1,000
TX Galveston Health Facilities Center,
                             8.000%   08/01/23             1,000          1,034
VA Alexandria Redevelopment
 & Housing Authority, Courthouse
 Commons Apartments, Series 1990-A,
                            10.000%   01/01/21             1,500          1,517
                                                                        -------
                                                                         26,059
                                                                        -------

Single-Family - 3.3%
LA Louisiana Housing Finance Agency,
 Residual Lien Mortgage, Series 1992,
                             7.375%   09/01/13               775            799
NE Investment Finance Authority,
 Single-Family Mortgage, RIB (variable rate),
  Series 1990-B,
                            10.886%   03/15/22             1,600          1,796
OH Housing Finance Agency, Single-Family
 Mortgage Revenue, RIB (variable rate),
  Series B-4,
                             9.578%   03/31/31               975          1,068
TX Bexar County Housing Finance Corp.,
 GNMA Collateralized Mortgage,
  Series 1989-A,
                             8.200%   04/01/22             2,915          3,068
TX Harris County Housing Finance Corp.,
 Single Family,  Series 1987,
                             8.875%   12/01/17               475            488
WA State Housing Finance Commission,
 Series 1992 D-1,
                             6.150%   01/01/26             1,200          1,248
                                                                        -------
                                                                          8,467
                                                                        -------

--------------------------------------------------------------------------------
OTHER - 6.7%
Refunded/Escrow/Special Obligation(e)
AZ Apache County School District,
 Number 010, Round Valley
 Project of 1987, Series 1990-C,
                             9.875%   07/01/05               2,000        2,243
CA Colton Public Financing Authority,
 Series 1995,
                             7.500%   10/01/20               2,000        2,325

                       Investment Portfolio/June 30, 1997

--------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                    PAR           VALUE
--------------------------------------------------------------------------------
OTHER - CONT.
 Refunded/Escrow/Special Obligation - Cont.
 ID State Health Facilities Authority,
  IHC Hospitals, Inc.,
                             8.250%   02/15/21            $1,750        $ 1,923
 IL State Health Facilities Authority,
  Hinsdale Hospital,
   Series 1990-C,
                             9.500%   11/15/19               680            793
 MA State Industrial Finance Agency,
  Series 1990,
                             9.000%   10/01/20             2,350          2,708
 MI State Hospital Finance Authority,
  Detroit Osteopathic Hospital,
   Series 1987-A,
                             7.500%   11/01/10             2,235          2,306
 MN Mille Lacs Capital Improvement Authority,
  Mille Lacs Band of Chippewa,
   Series 1992-A,
                             9.250%   11/01/12             1,085          1,345
 MO Hannibal Industrial Development Authority,
  Regional Healthcare Systems,
   Series 1992,
                             9.500%   03/01/22             2,250          2,776
 NC Lincoln County,
  Lincoln County Hospital,
                             9.000%   05/01/07               490            583
 WA State Health Care Facilities Authority,
  Grays Harbor Community Hospital,
   Series 1993,
                             7.200%   07/01/03(c)            170            186
                                                                        -------
                                                                         17,188
                                                                        -------

--------------------------------------------------------------------------------
 OTHER REVENUE - 20.6%
 Chemicals - 4.3%
 LA Saint Charles Parish,  Pollution Control
  Revenue, Union Carbide Project,
   Series 1992,
                             7.350%   11/01/22             3,000          3,274
 SC York County Industrial Revenue,
  Hoechst Celanese Corp.,
   Series 1994,
                             5.700%   01/01/24             4,000          4,010
 TX Corpus Christi Port Authority,
  Hoechst Celanese Corp.,
                             7.500%   08/01/12             3,500          3,828
                                                                        -------
                                                                         11,112
                                                                        -------

                       Investment Portfolio/June 30, 1997
--------------------------------------------------------------------------------

HOTELS/CAMPS/LODGING - 1.0%
MN Burnsville Commercial Development,
 Holiday Inn Project,
                            10.600%   06/01/06            $2,500        $ 2,530
                                                                        -------

MANUFACTURING - 5.3%
CO Mesa County Industrial Development,
 Joy Technologies Inc.,
  Series 1992,
                             8.500%    09/15/06            1,000          1,131
Il Solid Waste Armstrong World Industries Inc.,
                             5.950%    12/01/24            1,000          1,001
La South La Port Cargill Inc.,
                             5.850%    04/01/17            1,000          1,019
MA State Industrial Finance Agency,
 House of Bianchi Inc.,
                             8.750%    06/01/18              335            329
MN Brooklyn Park, TL Systems Corp.,
 Series 1991,
                            10.000%    09/01/16              785            965
OH Cuyahoga County, Joy Technologies, Inc.,
 Series 1992,
                             8.750%    09/15/07              550            628
TN McKenzie Individual Development Board,
 American Lantern Co.,
                            10.500%    05/01/16            2,128          2,252
TX Trinity River Authority,  Texas Instruments
 Project,  Series 1996,
                             6.200%    03/01/20            1,000          1,021
WA Pilchuck Public Development Corp.,
 Special Facilities Airport, Tramco Inc. Project,
  Series 1993,
                              6.000%    08/01/23           5,420          5,359
                                                                        -------
                                                                         13,705
                                                                        -------

MISCELLANEOUS RETAIL - 0.9%
OH Lake County Economic Development,
 North Madison Properties, Series 1993,
                              8.819%    09/01/11             765            809
VA Virginia Beach Development Authority,
  SC Diamond Associates, Inc.,
                              8.000%    12/01/10           1,360          1,467
                                                                        -------
                                                                          2,276
                                                                        -------

OTHER REVENUE - 3.0%
DC District of Columbia,
 Carnegie Endowment, Series 1996,
                              5.750%    11/15/10           2,000          2,040

                       Investment Portfolio/June 30, 1997

--------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                   PAR            VALUE
--------------------------------------------------------------------------------
OTHER REVENUE - CONT
 OTHER REVENUE - CONT
 IN Hammond, American Maize
  Products Co., Series 1994,
                              8.000%   12/01/24          $ 2,000        $ 2,285
 MD Baltimore, Park Charles Project,
  Series 1986,
                              8.000%   01/01/10              870            922
 TX Gulf Coast Waste Disposal Authority,
  Quaker Oats Co., Series 1994,
                              5.700%   05/01/06            2,500          2,613
                                                                        -------
                                                                          7,860
                                                                        -------

 PAPER PRODUCTS - 4.1%
 GA Rockdale County Development
  Authority, Solid Waste Disposal, Visy
  Paper, Inc., Series 1993,
                              7.500%   01/01/26            3,600          3,793
 MI State Strategic Fund Ltd.:
  Blue Water Fiber Project, Series 1994,
                              8.000%   01/01/12(b)         2,500          1,675
  Great Lakes Pulp & Fibre Project,
   Series 1994,
                             10.250%   12/01/16(b)         2,500          1,138
 SC Darlington County,  Industrial
  Development Authority, SONOCO
  Products Co. Project,
                              6.125%   06/01/25            2,000          2,078
 WA Walla Walla Public Corp.,
  Ponderosa Fibres Project,
   Series 1995,
                              9.125%   01/01/26            2,460          1,968
                                                                        -------
                                                                         10,652
                                                                        -------

 PETROLEUM REFINING - 0.5%
 NY State Environmental Facilities Corp.,
  Occidental Petroleum Corp. Project,
   Series 1995,
                              6.100%   11/01/30            1,300          1,300
                                                                        -------

 STATE APPROPRIATED - 1.5%
 NY Metropolitan Transportation Authority,
  Commuter Facilities Board, Series 7
  Project,
                              5.625%   07/01/16            4,000          3,915
                                                                        -------

                       Investment Portfolio/June 30, 1997
--------------------------------------------------------------------------------

RESOURCE RECOVERY - 3.4%
 Miscellaneous Disposal - 1.4%
 CT State Development Authority,
 Sewer Sludge Disposal Facilities,
  Series 1996,
                              8.250%   12/01/06           $ 1,250        $1,280
 MA State Industrial Finance Agency,
 Peabody Monofill Associates, Inc.,
  Series 1995,
                              9.000%   09/01/05             1,215         1,326
 MA State Industrial Finance Agency,
 Massachusetts Environmental Services,
  Series 1994-A,
                              8.750%   11/01/21               985           965
                                                                         ------
                                                                          3,571
                                                                         ------

 Resource Recovery - 2.0%
 PA Delaware County BFI,
                              6.200%   07/01/19             4,000         4,080
 PA Economic  Development Northampton,
                              6.500%   01/01/13             1,000         1,000
                                                                         ------
                                                                          5,080
                                                                         ------

--------------------------------------------------------------------------------
TAX-BACKED - 3.7%
 State General Obligations - 1.3%
 PR Commonwealth of Puerto Rico,
                              5.375%   07/01/22             1,250         1,223
 VI Virgin Islands Public Financing,
  Series 1992-A,
                              7.250%   10/01/18             2,000         2,178
                                                                         ------
                                                                          3,401
                                                                         ------

 Mello-Roos/1915 Act - 0.1%
 CA Carson Improvement, Series 1992,
                              7.375%   09/02/22               190           201
                                                                         ------

 Sales & Excise Tax - 2.3%
 IL Metropolitan Pier & Exposition
  Authority, McCormick Place Expansion
  Project, Series A,
                              (a)      06/15/16            10,000         3,400
 IL State Development Finance Authority,
  City of Marion Project,  Series 1991,
                              9.625%   09/15/21             2,450         2,539
                                                                         ------
                                                                          5,939
                                                                         ------

                       Investment Portfolio/June 30, 1997

--------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                     PAR           VALUE
--------------------------------------------------------------------------------
TRANSPORTATION - 9.6%
 Air Transportation - 3.4%
 CO Denver City & County Airport,
  United Airlines Inc., Series 1992-A,
                              6.875%   10/01/32            $1,645        $1,711
 IN Indianapolis Airport Authority,
  Federal Express Corp., Series 1994,
                              7.100%   01/15/17             2,000         2,192
 TX Alliance Airport Authority:
  American Airlines Project,
                              7.500%   12/01/29             1,600         1,724
  Federal Express Corp., Series 1996,
                              6.375%   04/01/21             3,000         3,075
                                                                         ------
                                                                          8,702
                                                                         ------

 Airport - 3.2%
 CO Denver City & County Airport:
  Airport System, Series 1992-C,
                              6.125%   11/15/25             5,120         5,203
  Series 1992-B,
                              7.250%   11/15/23             2,855         3,155
                                                                         ------
                                                                          8,358
                                                                         ------

 Turnpike/Tollroad/Bridge - 3.0%
 CA San Joaquin Hills Transportation
  Corridor Agency,
   Series 1993:
                              5.000%   01/01/33             6,130         5,371
                              6.750%   01/01/32             1,500         1,584
                              7.000%   01/01/30               865           924
                                                                         ------
                                                                          7,879
                                                                         ------

--------------------------------------------------------------------------------
UTILITY - 10.5%
 Individual Power Producer - 3.7%
 FL Martin County Industrial
  Development Authority,
  Indiantown Cogeneration Project, Series 1994-A,
                              7.875%   12/15/25             1,000         1,132
 MD State Energy Financing Administration,
  AES Warrior Cogeneration Project,
                              7.400%   09/01/19             2,000         2,083
 NY Port Authority of New York & New Jersey,
  KIAC Partners,
   Series 1996 IV,
                              6.750%   10/01/11             2,000         2,118

                       Investment Portfolio/June 30, 1997
--------------------------------------------------------------------------------

 PA State Economic Development Finance
  Authority,
  Colver Project, Series D,
                              7.125%   12/01/15        $  4,000        $  4,300
                                                                       --------
                                                                          9,633
                                                                       --------

 Investor Owned - 5.2%
 IL Bryant,
  Central Illinois Light Co.,
   Series 1993,
                              5.900%   08/01/23           5,000           5,062
 IL Chicago,
  People's Gas, Light & Coke Co.,
   Series 1990-A,
                              8.100%   05/01/20           2,000           2,195
 NM Farmington San Juan,
                              6.375%   04/01/22           1,300           1,333
 NY State Energy Research & Development
  Authority,
  Consolidated Edison Co., Series 1991-A,
                              7.500%   01/01/26           2,000           2,140
 PA Beaver County Industrial
  Development Authority,
  Ohio Edison Co., Series 1989-A,
                              7.750%   09/01/24           2,500           2,641
                                                                       --------
                                                                         13,371
                                                                       --------

 Municipal Electric - 0.4%
 VI Water and Power Authority Electric
   Systems, Series 1991-A,
                              7.400%   07/01/11             960           1,025
                                                                       --------

 Water & Sewer - 1.2%
 LA Public Facility Belmont Water Authority,
                              9.000%   03/15/24(c)          760             684
 MS V Lakes Utility District,
                              8.250%   07/15/24             500             494
 NJ State Economic Development Authority,
  Hills Development Co.,
                              10.500%   09/01/08          2,000           2,015
                                                                       --------
                                                                          3,193
                                                                       --------

TOTAL MUNICIPAL BONDS (cost of $248,884)(f)                             254,682
                                                                       --------

                      Investment Portfolio/June 30, 1997

--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS-0.0%                                 PAR          VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES(g)
  AZ Pinal County Industrial
  Development Authority, Newmont
  Mining Corp., Series 1984-A
                          4.000% 12/01/09                 $ 100        $    100
                                                                       --------

OTHER ASSETS & LIABILITIES, NET-1.5%                                      3,822
--------------------------------------------------------------------------------

NET ASSETS-100%                                                        $258,604
                                                                       ========



NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a)  Zero coupon bond.
(b) This issuer is in default of certain debt covenants. Income is not being accrued.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1997, the value of these securities amounted to $10,341 or 4.0% of net assets.
(d) Accrued interest accumulates in the value of the security and is payable at redemption.
(e) The Fund has been informed that the issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payments of the interest and principal.
(f)  Cost for federal income tax purposes is $248,933.
(g) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on speified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of June 30, 1997.



     Acronym                                                 Name
------------------                                 --------------------------
       RIB                                           Residual Interest Bond





See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                            JUNE 30, 1997 (UNAUDITED)

(in thousands except for per share amount)
ASSETS
Investments at value (cost $248,884)                                    $254,682
Short-term obligations                                                       100
                                                                        --------
                                                                         254,782

Receivable for:
  Interest                                            $   5,053
  Investments sold                                          111
Other                                                        71            5,235
                                                      ---------         --------
     Total Assets                                                        260,017

LIABILITIES
Payable for:
  Distributions                                           1,407
Accrued:
  Deferred Trustees fees                                      4
Other                                                         2
                                                      ---------
     Total Liabilities                                                     1,413
                                                                        --------

NET ASSETS  at value for 30,919
  shares of beneficial interest outstanding                             $258,604
                                                                        --------

Net asset value per share                                               $   8.36
                                                                        --------

COMPOSITION OF NET ASSETS
Capital paid in                                                         $286,694
Undistributed net investment income                                          290
Accumulated net realized loss                                           (34,178)
Net unrealized appreciation                                                5,798
                                                                        --------
                                                                        $258,604
                                                                        ========






See notes to financial statements.

                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 1997
                                   (UNAUDITED)

(in thousands)
INVESTMENT INCOME
Interest                                                                          $ 9,853

EXPENSES
Management fee                                                      $ 1,031
Transfer agent                                                           47
Bookkeeping fee                                                          33
Trustees fee                                                             11
Audit fee                                                                19
Legal fee                                                                34
Reports to shareholders                                                   9
Other                                                                    13         1,197
                                                                    -------       -------
       Net Investment Income                                                        8,656
                                                                                  -------

NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized loss                                                    (3,205)
Net unrealized appreciation during
  the period                                                          3,826
                                                                    -------
       Net Gain                                                                       621
                                                                                  -------

Net Increase in Net Assets from Operations                                         $9,277
                                                                                   ------






See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                    (Unaudited)
                                                    Six months
                                                       ended          Year ended
(in thousands)                                        June 30         December 30
                                                    ------------      -----------
                                                       1997              1996
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income                                $   8,656         $  17,414
Net realized loss                                       (3,205)           (4,094)
Net unrealized appreciation (depreciation)               3,826            (1,987)
                                                     ---------         ---------
     Net Increase from Operations                        9,277            11,333
Distributions:
From net investment income                              (8,441)          (18,032)
                                                     ---------         ---------
        Total Increase (Decrease)                          836            (6,699)

NET ASSETS
   Beginning of period                                 257,768           264,467
                                                     ---------         ---------
   End of period (including undistributed net
     investment income of $290 and $71,
     respectively)                                   $ 258,604         $ 257,768
                                                     ---------         ---------

NUMBER OF FUND SHARES
   Outstanding at end of period                         30,919            30,919
                                                     ---------         ---------





See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 1997 (UNAUDITED)

NOTE 1. INTERIM FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
In the opinion of management of Colonial High Income Municipal Trust (the Fund), a series of Colonial Trust I, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at June 30, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES
--------------------------------------------------------------------------------
ORGANIZATION: Colonial High Income Municipal Trust (the Fund), is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end, management investment company. The Fund's investment objective is to provide high current income, generally exempt from federal income taxes, by investing primarily in medium and lower quality municipal securities. The Fund authorized an unlimited number of shares.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions which cannot be valued as set forth above are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

                   Notes to Financial Statements/June 30, 1997
--------------------------------------------------------------------------------

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES
--------------------------------------------------------------------------------
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.80% annually of the Fund's average weekly net assets.

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $18,000 per year plus 0.0233% of the Fund's average weekly net assets over $50 million.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4. PORTFOLIO INFORMATION
--------------------------------------------------------------------------------
INVESTMENT ACTIVITY: During the six months ended June 30, 1997, purchases and sales of investments, other than short-term obligations, were $10,693,206, and $10,107,740, respectively.

Unrealized appreciation (depreciation) at June 30, 1997, based on cost of investments for federal income tax purposes was:

         Gross unrealized appreciation            $ 13,195,802
         Gross unrealized depreciation              (7,447,228)
                                                  ------------
               Net unrealized appreciation        $  5,748,574
                                                  ============


                  Notes to Financial Statements/June 30, 1997
--------------------------------------------------------------------------------
NOTE 4. PORTFOLIO INFORMATION - CONT.
--------------------------------------------------------------------------------
At December 31, 1996, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                   Year of                       Capital loss
                 expiration                      carryforward
                ------------                     ------------
                    1998                         $  3,066,000
                    1999                            3,140,000
                    2000                            3,157,000
                    2001                            5,578,000
                    2002                            6,579,000
                    2003                            5,268,000
                    2004                            2,815,000
                                                 ------------
                                                 $ 29,603,000
                                                 ------------

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER: There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5. RESULTS OF ANNUAL SHAREHOLDER MEETING (UNAUDITED)
--------------------------------------------------------------------------------
On May 30, 1997, the Annual Meeting of Shareholders of the Fund was held to elect five Trustees and to ratify the selection of Price Waterhouse LLP as independent accountants for the fiscal year ending December 31, 1997. On March 3, 1997, the record date of the Meeting, the Fund had outstanding 30,918,576 shares of beneficial interest. The votes cast at the Meeting were as follows:

Election of five Trustees:

                                                 WITHHOLD
                                  FOR           AUTHORITY
                                  ---           ---------
Robert J. Birnbaum             26,642,449        518,675
James E. Grinnell              26,650,852        510,272
William D. Ireland, Jr.        26,653,739        507,385
William E. Mayer               26,667,611        493,513
James L. Moody, Jr.            26,661,657        499,467

                   Notes to Financial Statements/June 30, 1997
--------------------------------------------------------------------------------

The Board of Trustees also consists of Tom Bleasdale, Lora S. Collins, Richard
W. Lowry, John J. Neuhauser, George L. Shinn, Robert L. Sullivan and Sinclair Weeks, Jr.

Ratification of the selection of Price Waterhouse LLP as independent accountants:

                   FOR                AGAINST              ABSTAIN
                   ---                -------              -------
                26,551,395            163,890              445,839

                              FINANCIAL HIGHLIGHTS


         Selected per share data, total return, ratios and supplemental data throughout each period are as follows:

                                         (Unaudited)
                                         Six months
                                            ended
                                           June 30                 Year ended December 31
                                          ----------           ------------------------------
                                             1997                 1996                1995
                                          ----------           ----------          ----------
Net asset value -
   Beginning of period                    $    8.340           $    8.550          $    7.960
                                          ----------           ----------          ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                          0.280                0.566               0.597
Net realized and
unrealized gain (loss)                         0.013               (0.193)              0.583
                                          ----------           ----------          ----------
   Total from Investment
      Operations                               0.293                0.373               1.180
                                          ----------           ----------          ----------
LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS:
From net investment income                    (0.273)              (0.583)             (0.590)
                                          ----------           ----------          ----------
Net asset value -
   End of period                          $    8.360           $    8.340          $    8.550
                                          ----------           ----------          ----------

Market price per share                    $    8.312           $    8.250          $    7.375
                                          ----------           ----------          ----------
Total return - based on market
  value (a)                                     4.16% (b)           20.09%              15.65%
                                          ----------           ----------          ----------

RATIOS TO AVERAGE NET ASSETS
Expenses                                        0.93% (c)(d)         1.00% (c)           1.06% (c)
Net investment income                           6.72% (c)(d)         6.74% (c)           7.15% (c)
Portfolio turnover                              4%    (b)           15%                 23%
Net assets at end
of period (000)                           $  258,604           $  257,768          $  264,467

(a) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.
(b)    Not annualized.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.
(d)    Annualized.

                          FINANCIAL HIGHLIGHTS - CONT.


         Selected per share data, total return, ratios and supplemental data throughout each period are as follows:



                             Year ended December 31
                 --------------------------------------------------
                    1994                1993                1992
                 ----------          ----------          ----------

                 $    8.670          $    8.780          $    8.910
                 ----------          ----------          ----------

                      0.616               0.671               0.694

                     (0.716)             (0.106)             (0.140)
                 ----------          ----------          ----------

                     (0.100)              0.565               0.554
                 ----------          ----------          ----------


                     (0.610)             (0.675)             (0.684)
                 ----------          ----------          ----------

                 $    7.960          $    8.670          $    8.780
                 ----------          ----------          ----------

                 $    6.875          $    8.250          $    8.250
                 ----------          ----------          ----------

                      (9.83)%              7.96%               3.51%
                 ----------          ----------          ----------


                       1.03%               0.97%               0.96%
                       7.44%               7.58%               7.86%
                         20%                 29%                 15%

                 $  245,967          $  268,130          $  269,848

                           DIVIDEND REINVESTMENT PLAN

As a shareholder in the Fund you are eligible to participate in the Dividend Reinvestment Plan.

The Trust generally distributes net investment income monthly and capital gains annually. Under the Trust's Dividend Reinvestment Plan (the "Plan"), shareholders may elect to have all distributions reinvested automatically in additional shares of the Trust. Shareholders not making such election will receive all distributions in cash, paid by check and mailed directly to the recordholder, from the dividend paying agent.

Shareholders participating in the Plan will receive distributions in the form of shares of the Trust. If the market price of the shares on the distribution payment date is equal to or greater than the net asset value, Plan participants will be issued shares at the higher of net asset value or 95% of the market price. In circumstances in which the net asset value of Trust shares is more than 5% below their market price, Plan participants will be issued shares through the Plan at a price exceeding net asset value. If net asset value exceeds the market price, or the distribution is payable only in cash, shares will be bought on the open market for the accounts of Plan participants. If the market price surpasses the net asset value before such purchasing is completed, the average per share price may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the distribution had been newly-issued shares.

All Plan accounts receive monthly written confirmations of all transactions. Shares purchased under the Plan are ordinarily held in uncertificated form, although participants have the right to receive certificates for whole shares held in their account.

Each shareholder's proxy includes shares purchased pursuant to the Plan. The automatic reinvestment of distributions does not relieve participants of any income tax payable on the distributions. Participants may recognize capital gains or ordinary income for federal income tax purposes in an amount equal to the market value of shares received under the Plan.

Fees and expenses of the Plan, other than brokerage charges, will be paid by the Trust. No brokerage charges are incurred on shares issued directly by the Trust. Participants will bear a pro-rata share of brokerage charges incurred on open market purchases.

A Plan participant may terminate his or her participation by written notice to the Plan administrator. The Plan may be amended or terminated on 90 days written notice to the Plan participants. Upon withdrawal by any participant or any termination of the Plan, certificates for whole shares will be issued and cash payments will be made for any fractional shares. All correspondence concerning the Plan, including requests for information, should be directed to The First National Bank of Boston, the Trust's dividend disbursing agent and administrator of the Plan, at P.O. Box 1681, Boston, Massachusetts 02105, Attention: Dividend Reinvestment Department.

                    IMPORTANT INFORMATION ABOUT THIS REPORT


The Transfer Agent for Colonial High Income Municipal Trust is:
The First National Bank of Boston
100 Federal Street
Boston, MA 02110
1-617-575-3120
1-800-730-6001


Colonial High Income Municipal Trust mails one shareholder report to each shareholder address. If you would like more than one report, please call Colonial at 1-800-426-3750 and additional reports will be sent to you.


This report has been prepared for shareholders of Colonial High Income Municipal Trust.

[Colonial Mutual Funds LOGO]
Mutual Funds for
Planned Portfolios


                                    TRUSTEES

ROBERT J. BIRNBAUM
Retired (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

WILLIAM D. IRELAND, JR.
Retired (formerly Chairman of the Board, Bank of New England-Worcester)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, C. S. First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board and Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

GEORGE L. SHINN
Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN
Retired Partner, Peat Marwick Main & Co. (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.
Chairman of the Board, Reed & Barton Corporation




       COLONIAL INVESTMENT SERVICES, INC., Distributor (Copy Rights) 1997
                     A Liberty Financial Company (NYSE: L)
      One Financial Center, Boston, Massachusetts 02111-2621, 617-426-3750

                            HI-03/947D-0697 M (8/97)